COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Commitments

In January 2021, the Company signed a letter of intent to expand its cultivation footprint. The agreement contemplates a land-lease from a developer that has prepared the property for cannabis cultivation. Lowell would be responsible for constructions costs of greenhouses using cash raised in the equity offering in December 2020 and cash generated from operations. The transaction is subject to final site due-diligence and negotiation of construction contracts. In the event the transaction contemplated in the letter of intent is pursued, the Company anticipates the site will be ready for operation in the second half of 2022.

Contingencies

The Company’s operations are subject to a variety of local and state regulation. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state regulation as of March 31, 2021, cannabis regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties or restrictions in the future. In 2020, the Company entered into a payment plan offered by California regulatory authorities to pay certain excise and cultivation taxes over a 12 month period. If such taxes are not paid in accordance to the agreed payment plan the Company could be subject to certain late payment penalties.

Litigation and Claims

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of March 31, 2021, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations. There are also no proceedings in which any of the Company’s directors, officers or affiliates are an adverse party or have a material interest adverse to the Company’s interest.

Insurance Claims

In September 2020 the Company experienced a small fire at its manufacturing facility which resulted in suspending certain operations until the facility was repaired. As a result, the company filed a business interruption claim which resulted in a payment of $1.4 million from the insurance carrier in March 2021. The proceeds from the claim were reflected in other income on the consolidated statement of operations for the year ended December 31, 2020.

In August 2020 the Company experienced adverse air quality conditions that resulted in the Company closing the air vents in its greenhouse facilities at a time when extreme temperatures existed. As a result, plant health suffered due to the situation. The Company has filed a business interruption claim which is presently being reviewed by the insurance carrier. There is no certainty on the results of the carrier review of the claim, and as a result, the Company has not recorded an estimate of claim proceeds as of March 31, 2021. The Company anticipates the claims process will be completed in the quarter ended June 30, 2021.

Commitments

In January 2021, the company signed a letter of intent to expand its cultivation footprint. The agreement contemplates a land-lease from a developer that has prepared the property for cannabis cultivation. Indus would be responsible for constructions costs of greenhouses using cash raised in the equity offering in December 2020. The transaction is subject to final site due-diligence and negotiation of construction contracts. In the event the transaction contemplated in the letter of intent is pursued, the Company anticipates the site will be ready for operation in the first half of 2022.

Contingencies

The Company’s operations are subject to a variety of local and state regulation. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state regulation as of December 31, 2020, cannabis regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties or restrictions in the future. In 2020, the Company entered into a payment plan offered by California regulatory authorities to pay certain excise and cultivation taxes over a 12 month period. If such taxes are not paid in accordance to the agreed payment plan the Company could be subject to certain late payment penalties.

Litigation and Claims

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. There are no proceedings in which any of the Company’s directors, officers or affiliates are an adverse party or have a material interest adverse to the Company’s interest. In November 2019, however, a putative class action captioned Guzman v. The Hacienda Company, LLC was filed asserting claims against Hacienda and individual and unnamed Doe defendants for alleged wage and hour violations, unfair competition and private attorney general claims. In February 2020, a second putative class action captioned Kincey v Lowell Farms, LLC was filed asserting claims against a subsidiary of Hacienda and unnamed Doe defendants for alleged wage and hour violations and unfair competition general claims. The named plaintiff in the Guzman action and Hacienda have entered into a proposed settlement establishing a gross settlement fund of $1.2 million based on the assumptions set forth in the proposed settlement. If approved by the court before which the Guzman action is pending, the Company believes that the settlement will encompass claims in both the Guzman and Kincey actions. The claims in the Guzman and Kincey actions are non-assumed liabilities under the acquisition described in Note 15 – Subsequent Events for which Lowell Farms Inc. is indemnified.

Insurance Claims

In September 2020 the Company experienced a small fire at its manufacturing facility which resulted in suspending certain operations until the facility was repaired. As a result, the company filed a business interruption claim which resulted in a payment of $1.4 million from the insurance carrier in March 2021. The proceeds from the claim are reflected in other income on the consolidated statement of operations.

In August 2020 the Company experienced adverse air quality conditions that resulted in the Company closing the air vents in its greenhouse facilities at a time when extreme temperatures existed. As a result, plant health suffered due to the situation. The Company has filed a business interruption claim which is presently being reviewed by the insurance carrier. There is no certainty on the results of the carrier review of the claim, and as a result, the Company has not recorded an estimate of claim proceeds as of December 31, 2020. The Company anticipates the claims process will be completed in the quarter ended June 30, 2021.